SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
Schedule of Stock Option Activity
	Year ended December 31
	2014		2013		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	204,931	2.06	128,952	4.12	509,143	3.36
Granted	36,765	1.86	152,949	0.72	-	-
Exercised	(100,441)	0.82	(6,000)	0.85	(80,499)	0.00
Canceled and forfeited	(3,400)	13.00	(70,970)	5.74	(299,692)	6.84
Outstanding at end of year	137,855	2.64	204,931	2.06	128,952	4.12
Exercisable at end of year	44,618	5.90	78,457	4.25	92,482	5.40

Schedule of Stock-Based Compensation Charge
	Year ended December 31,
	2014	2013	2012
	$	$	$

Cost of revenues	-	-	1.5
Research and development expenses	35	20	4
Selling and marketing expenses	-	-	-
General and administrative expenses	138	12	1.5

	173	32	7

Schedule of Options Outstanding and Exercisable
Range of exercise price	Options outstanding as of December 31, 2014	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2014	Weighted average exercise price	Aggregate intrinsic value
$			$	$		$	$
0.00-0.85	121,041	7.77	0.68	1,153,536	32,804	0.66	313,387
8-10	5,000	4.67	8.00	11,050	-	-	-
17.51-19.72	5,977	2.30	18.94	-	5,977	18.94	-
21.25-22.27	5,837	1.18	22.03	-	5,837	22.03	-
	137,855	7.14	2.64	1,164,586	44,618	5.90	313,387

Schedule of Nonvested Option Activity
	Options	Weighted– average grant-date fair value

Non-vested at January 1, 2014	126,474	1.09
Granted	5,000	10.22
Vested (including cancelled and exercised)	(38,237)	1.09
Canceled and forfeited	-
Non-vested at December 31, 2014	98,237	1.58

Schedule of Warrant Activity
	Year ended December 31,
	2014		2013		2012
	Number of warrants (*)	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	4,000	20.00	864,590	0.55	706,555	0.68
Granted	-	-	0	0	325,754	0.00
Exercised	-	-	(844,353)	0.16	(167,719)	1.74
Canceled and forfeited	-	-	(16,237)	16.96	-	-
Outstanding at end of year	4,000	20.00	4,000	20.00	864,590	0.55
Exercisable at end of year	4,000	20.00	4,000	20.00	864,590	0.55

(*)	The weighted average remaining contractual life (years) is 1.99.